Reconciliation of Unrecognized Tax Benefits (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reconciliation Of Unrecognized Tax Benefits Excluding Amounts Pertaining To Examined Tax Returns Roll Forward
Unrecognized tax benefits, beginning balance	$ 906	$ 1,081	$ 3,227
Additions based upon tax positions related to the current year		100	100
Acquisitions			1,414
Reductions due to lapses of applicable statute of limitations and the conclusion of income tax examinations	(608)	(275)	(3,660)
Unrecognized tax benefits, ending balance	$ 298	$ 906	$ 1,081